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                              PROSPECTUS SUPPLEMENT
                              DATED JUNE 20, 2011*

               PRODUCT NAME                              PRODUCT FORM #
  RIVERSOURCE(R) RETIREMENT ADVISOR 4                   S-6504 J (4/11)
  ADVANTAGE VARIABLE ANNUITY
  RIVERSOURCE(R) RETIREMENT ADVISOR 4
  SELECT VARIABLE ANNUITY
  RIVERSOURCE(R) RETIREMENT ADVISOR 4
  ACCESS VARIABLE ANNUITY

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


This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

For RAVA 4 Advantage and RAVA 4 Select contracts, effective on or about June 20, 2011, SecureSource Flex riders and Guaranteed Minimum Accumulation Benefit (Accumulation Benefit) rider will be available under 401(a) plans.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

* Valid until next prospectus update

S-6504-11 A (6/11)